Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
Schedule of Notes Payable
Issuing bank	December 31, 2016		December 31, 2015
	RMB	US$	RMB
SPD Bank	70,920	10,215	85,780
Bank of Weifang	29,968	4,316	0
	100,888	14,531	85,780